Related party transactions (Details 1)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Total associates and joint ventures	$ 1,276,000,000		$ 1,641,000,000
Total Direct Parent company	269		0
Total other related parties	6,632,000,000		3,562,000,000
Total Directors and Senior Management	(52,000,000)		(153,000,000)
Total Related Parties	8,125,000,000		5,050,000,000
Other payables	10,282,000,000		7,781,000,000
Turismo Investment S.A. [Member]
Statement [Line Items]
Other receivables	0		612
Condor Hospitality Trust Inc. [Member]
Statement [Line Items]
Public companies securities	0		902,000,000
Loans granted	0		469
Others	0		79
Other receivables	0		8
New Lipstick LLC [Member]
Statement [Line Items]
Reimbursement of expenses	30,000,000		38,000,000
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Loans granted	246,000,000		131
Other receivables	707,000,000		39
Leases and/or rights of use receivable	7,000,000		10,000,000
Leases and/or rights of use pay	0		(21,000,000)
Dividends receivables		$ 204		$ 335
Contributions pending integration	0		(3)
Other investments		273		0
Non convertible notes	(63)		(172,000,000)
Other liabilities	0		(120)
Equity incentive plan receivable	1		2
Borrowings	61		59
Reimbursement of expenses	1,000,000		3,000,000
Management fees receivable	19		10
Other payables		88		0
Lease liabilities	0		10
Yad Levin [Member]
Statement [Line Items]
Loans granted		2,209,000,000		2,638,000,000
Other Related Parties [Member]
Statement [Line Items]
Loans granted	0		10
Other receivables	436,000,000		278
Management Fees payable	(12)		(2,000,000)
Non convertible notes	24		0
Borrowings	0		3
Other payables		10		$ 0
Reimbursement of expenses	25,000,000		31,000,000
Legal services	13		2
IFISA [Member]
Statement [Line Items]
Loans granted		$ 269	0
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Management Fees payable	3,973		0
Directors And Senior Management [Member]
Statement [Line Items]
Fees	(65,000,000)		(172,000,000)
Advance receivables	$ 13		$ 19